Commitments and Contingencies - Lease Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lease Assets and Liabilities
Operating lease ROU assets	$ 10,209	$ 13,512
Operating lease liabilities	$ 12,562
Balance sheet classification - Operating lease liabilities	Other liabilities
Weighted average remaining lease term (in years)	2 years 8 months 12 days
Weighted average discount rate	4.80%